Accounts Receivable	12 Months Ended
Dec. 31, 2017
Accounts receivable
Accounts receivable	6 – Accounts receivable
In millions	December 31,	2017	2016
Freight		$828	$752
Non-freight		172	151
Gross accounts receivable		1,000	903
Allowance for doubtful accounts		(16)	(28)
Net accounts receivable		$984	$875